SMI 3Fourteen Full-Cycle ETF

Schedule of Investments

September 30, 2024

		Shares	Value
98.04%	COMMON STOCK
9.79%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	134,495	$22,305,996
	Meta Platforms, Inc.	38,875	22,253,605
			44,559,601

19.59%	CONSUMER DISCRETIONARY
	Deckers Outdoor Corp.(A)	139,985	22,320,608
	Domino’s Pizza, Inc.	51,517	22,159,522
	Pulte Group, Inc.	155,965	22,385,656
	Tractor Supply Co.	76,684	22,309,676
			89,175,463

4.87%	CONSUMER STAPLES
	Colgate-Palmolive Co.	213,535	22,167,068

9.79%	FINANCIALS
	Brown & Brown, Inc.	215,846	22,361,646
	Moody’s Corporation	46,794	22,207,964
			44,569,610

14.73%	HEALTH CARE
	McKesson Corp.	45,066	22,281,532
	Mettler-Toledo International, Inc.(A)	14,886	22,324,534
	ResMed, Inc.	91,967	22,450,984
			67,057,050

9.80%	INDUSTRIALS
	General Dynamics Corp.	73,970	22,353,734
	Republic Services, Inc.	110,910	22,275,164
			44,628,898

SMI 3Fourteen Full-Cycle ETF

Schedule of Investments

September 30, 2024

		Shares	Value
9.84%	INFORMATION TECHNOLOGY - Hardware
	Amphenol Corp. Class A	343,992	$22,414,519
	Lam Research Corp.(A)	27,435	22,389,155
			44,803,674

19.63%	INFORMATION TECHNOLOGY - Software & Services
	Applied Materials, Inc.	110,763	22,379,664
	KLA Corp.	28,951	22,419,944
	Microsoft Corp.	51,875	22,321,813
	NetApp, Inc.	180,053	22,238,346
			89,359,767

98.04%	TOTAL COMMON STOCK		446,321,131

98.04%	TOTAL INVESTMENTS		446,321,131

1.96%	Other assets net of liabilities		8,945,145
100.00%	NET ASSETS		$455,266,276

(A)	Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$446,321,131			$446,321,131
TOTAL INVESTMENTS	$446,321,131			$446,321,131

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $439,454,865, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,648,161
Gross unrealized depreciation	(3,781,895)
Net unrealized appreciation	$6,866,266